PRINCIPAL ACCOUNTING POLICIES - Goodwill and other intangible assets to sales and marketing (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Intangible assets
Impairment of goodwill	¥ 0	¥ 0	¥ 0
Impairment on other intangible assets	0	0	0
Accrued liability for customer reward program
Accrued liability for customer reward program		593,346,816		$ 94,796,296	¥ 658,170,680
Amount of expenses for group's customers reward program	202,000,000	399,000,000	355,000,000
Allowance for doubtful accounts activity
Balance at beginning of year	38,237,658	14,707,184	5,896,903
Write-offs	(11,735,449)	(8,550,312)	(2,927,299)
Balance at end of period	58,841,826	38,237,658	14,707,184
Sales and marketing
Advertising expenses	¥ 2,800,000,000	¥ 1,800,000,000	¥ 1,200,000,000
Minimum
Intangible assets
Intangible asset useful life	3 years
Maximum
Intangible assets
Intangible asset useful life	10 years